Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Consolidated Statements Of Operations
Sales, net	$ 9,576	$ 251,716	$ 449,919	$ 1,158,766
Cost of Goods Sold	35,436	199,649	328,841	780,613
Gross Profit (Loss)	(25,860)	52,067	121,078	378,153
General and administrative expenses	408,813	179,927	1,126,004	420,083
Selling and marketing expenses	31,487	20,255	88,032	110,556
Cost of acuisition for majority of Wintec Protective Systems, Inc.	0	0	219,600	0
Income (Loss) from operations	(466,160)	(148,115)	(1,312,558)	(152,486)
Other income (expense)	17,164	32,046	17,164	32,046
Interest expense	(23,665)	(23,701)	(124,119)	(53,067)
Net other loss	(6,501)	8,345	(106,955)	(21,021)
Loss before income tax (expense) benefit	(472,661)	(139,770)	(1,419,513)	(173,507)
Income tax (expense) benefit	0	0	0	0
Net Income (loss)	(472,661)	(139,770)	(1,419,513)	(173,507)
Less: Net (income) loss attributable to noncontrolling interest	126,430	0	255,223	0
Net Income (loss) attributable to Medina Internationa Holdings, Inc.	$ (346,231)	$ (139,770)	$ (1,164,290)	$ (173,507)
Basic	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00
Diluted	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00
Basic	53,723,597	51,006,747	53,723,597	51,006,747
Diluted	55,818,598	51,006,747	55,818,598	51,006,747